Parent Company Only Condensed Financial Information - Schedule of Cash Flow Statement (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities
Net (loss) income	$ (24,364,753)	$ 478,561	$ 852,042
Share-based Compensation Expense	24,070,200
Other non-cash operating expense	150,000	373,892
Income of subsidiaries and VIEs	(443,651)	(852,453)	(852,042)
Changes in operating assets and liabilities:
Other receivables and other current assets	(293,333)
Accruals and other payables	60,000
Net cash used in operating activities	(821,537)
Cash flows from investing activities
Pay the investments on behalf of the subsidiary	(1,400,000)
Loans to the third party	(6,030,001)
Loans repayment from the third party	6,030,001
Net cash used in investing activities	(1,400,000)
Cash flows from financing activities
Proceeds from issuance of shares	4,277,807
Net cash provided by financing activities	4,277,807
Net increase in cash	2,056,270
Effect of exchange rate changes on cash
Cash and cash equivalents– at the beginning of the year
Cash and cash equivalents– at the end of the year	$ 2,056,270